Borrowings (Tables)	12 Months Ended
Sep. 30, 2022
Borrowings [abstract]
Disclosure of changes in borrowings [Table Text Block]
	CEBA Term	February 2021	March 2022	August 2022	Total
	Loans	Loan	Loans	Loans	Borrowings
Balance, September 30, 2020	$32,273	$-	$-	$-	$32,273
Additional borrowings	20,000	306,000	-	-	326,000
Gain on government grant	(3,514)	-	-	-	(3,514)
Accrued interest	4,492	4,527	-	-	9,019
Repayment	-	(310,527)	-	-	(310,527)
Balance, September 30, 2021	$53,251	$-	$-	$-	$53,251
Assumed from acquisition (Note 4)	26,238	-	-	-	26,238
Issuance at fair value	-	-	1,634,283	475,591	2,109,874
Deferred financing fees	-	-	(74,055)	(76,354)	(150,409)
Net borrowings	79,489	-	1,560,228	399,237	2,038,954
Adjustment	(5,496)	-	-	-	(5,496)
Accrued interest and accretion expense	4,803	-	304,922	11,588	321,313
Foreign exchange loss	-	-	-	24,523	24,523
Interest paid	-	-	(100,520)	-	(100,520)
Balance, September 30, 2022	$78,796	$-	$1,764,630	$435,348	$2,278,774
Current	$-	$-	$1,764,630	$435,348	$2,199,978
Non-current	78,796	-	-		$78,796
Total	$78,796	$-	$1,764,630	$435,348	$2,278,774